Stockholder's Equity (Details) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2009	Dec. 31, 2008
Stockholder's Equity
Common stock shares repurchase authorization (in shares)			300,000,000			300,000,000
Common stock shares repurchased (in shares)		0			0
Date Stock Buy Back began	January 2012
Previous number of authorized common shares (in shares)									7,000,000,000
Revised number of authorized common shares (in shares)		14,000,000,000	14,000,000,000		14,000,000,000	14,000,000,000		14,000,000,000
Authorized preferred shares (in shares)		10,000,000			10,000,000
Preferred stock outstanding (in shares)		0	0	0	0	0	0
Quarterly dividend amount declared per common shares (per share)		$ 0.44	$ 0.43	$ 0.42	$ 1.73	$ 1.69	$ 1.65